Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Change in Net Carrying Amount of Goodwill by Segment

The change in the net carrying amount of goodwill for the years ended December 31, 2017 and 2016 by segment is as follows (in thousands):

	Steel Mills	Steel Products	Raw Materials	Total

Balance, December 31, 2015	$590,634	$691,067	$729,577	$2,011,278
Acquisitions	29,522	—	—	29,522
Translation	—	11,928	—	11,928

Balance, December 31, 2016	620,156	702,995	729,577	2,052,728
Acquisitions	125,328	7,004	—	132,332
Translation	—	10,998	—	10,998

Balance, December 31, 2017	$745,484	$720,997	$729,577	$2,196,058

Schedule of Intangible Assets

Intangible assets with estimated useful lives of 5 to 22 years are amortized on a straight-line or accelerated basis and are comprised of the following (in thousands):

	December 31, 2017		December 31, 2016
	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Customer relationships	$1,420,224	$641,089	$1,295,803	$566,884
Trademarks and trade names	176,471	77,208	161,851	66,494
Other	62,805	26,557	62,807	20,248

	$1,659,500	$744,854	$1,520,461	$653,626